COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
COMMON STOCK

11.COMMON STOCK

Class A — Common stock

The total number of capital stock the Company has authority to issue is 1,000 shares of Class A Common Stock, par value $0.01, of which 1 common stock is issued and outstanding.

Voting

Each holder of common stock is entitled to one vote in respect of each share held by them in the records of the Company for all matters submitted to a vote.

Liquidation

In the event of liquidation of the Company, the holders of common stock shall be entitled to receive all the remaining assets of the Company, after distribution of all preferential amounts, if any. Such amounts will be in proportion to the number of equity shares held by the shareholders.

15.	COMMON STOCK

Class A — Common stock

The total number of capital stock the Company has authority to issue is 1,000 shares of Class A Common Stock, par value $0.01, of which 1 common stock is issued and outstanding.

Voting

Each holder of common stock is entitled to one vote in respect of each share held by them in the records of the Company for all matters submitted to a vote.

Liquidation

In the event of liquidation of the Company, the holders of common stock shall be entitled to receive all the remaining assets of the Company, after distribution of all preferential amounts, if any. Such amounts will be in proportion to the number of equity shares held by the shareholders.